Investment Risks - REX AI Chipmaking ETF	Sep. 21, 2026
AI INDUSTRY RISK [Member]
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AI INDUSTRY RISK. The Fund invests in companies that enable the manufacture of chips used in AI applications, and the demand for these companies’ products and services depends in part on continued growth and adoption of AI technologies. The AI industry is relatively new and rapidly evolving, and it is subject to intense competition, including from new market entrants, alternative technologies, and shifts in customer preferences. In addition, the development and deployment of AI, and the semiconductor manufacturing capacity needed to support AI, may require significant resources, including electricity and water, and may be affected by resource constraints, supply shortages, or environmental and other regulations. Any slowdown in AI-related investment or adoption, changes in technological standards, or loss of market confidence could reduce demand for AI-related semiconductor manufacturing capacity and, in turn, adversely affect the value of the Fund’s investments.

ASIA RISK [Member]
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ASIA RISK. The Fund may have significant exposure to securities of Asian issuers. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade, and economic conditions in other countries within and outside Asia can impact these economies. Certain Asian countries have experienced, and may in the future experience, expropriation and nationalization of assets, confiscatory taxation, currency manipulation, political instability, armed conflict, social instability and government intervention in the private sector. Issuers in Asia may not be subject to the same accounting, auditing, financial reporting or corporate governance standards as U.S. issuers, and developments affecting Asian markets could negatively impact the Fund’s investments.

JAPAN RISK [Member]
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JAPAN RISK. The Fund may have significant exposure to securities of Japanese issuers. The Japanese economy may be subject to economic, political and social instability, which could have a negative impact on Japanese securities. Japan’s economy is characterized by government intervention, reliance on oil imports, an unstable financial services sector, relatively low economic growth and dependence on international trade. Japan’s economy and markets may be adversely affected by trade tariffs, competition from emerging economies, economic problems in the United States, political tension with China, escalated tensions involving North Korea or an outbreak of hostilities involving North Korea. Japan’s geography also subjects it to increased risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, any of which could negatively impact the Fund’s investments.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK [Member]
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AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CHIPMAKING ENABLING COMPANIES RISK [Member]
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CHIPMAKING ENABLING COMPANIES RISK. CECs are companies whose business operations derive more than 50% of their revenues from Wafer Fabrication Equipment, Advanced Packaging or Metrology. CECs may face significant capital expenditure requirements, intense competition, changing government regulation, customer concentration, pricing pressure and risk that one or more products or manufacturing processes may become obsolete due to a rapidly-changing technological landscape. CECs may be highly sensitive to semiconductor industry cycles, changes in process-node technology (i.e., the size of features on a semiconductor chip, often described by a “nanometer” number, where smaller nodes allow chips to be faster and more energy-efficient but require more advanced manufacturing equipment), shifts in capital expenditure budgets of semiconductor manufacturers and delays or reductions in spending on AI, data center infrastructure and advanced telecommunications networks. CECs may also be adversely affected by export controls, tariffs, sanctions, trade restrictions, restrictions on sales to particular countries or customers, supply-chain disruptions, fabrication equipment bottlenecks, shortages of critical inputs and geopolitical developments affecting the chipmaking industry and downstream users of chipmaking products and technology. As a result of these factors and others, securities of these companies may face increased price volatility. CECs may face increased risks due to concentration of product lines, limited markets, limited financial resources or personnel, dependence on a small number of large customers, pricing pressure from such customers and CECs are dependent on intellectual property protection in jurisdictions with varying enforcement standards.

CONCENTRATION RISK [Member]
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CONCENTRATION RISK. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT INDUSTRY RISK [Member]
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SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT INDUSTRY RISK. Investing in the companies comprising the semiconductors and semiconductor equipment industry may expose the Fund to specific risks related to companies operating in this industry. Semiconductor & semiconductor equipment companies face intense competition, both domestically and internationally, and such competition may have an adverse effect on profit margins. Semiconductor & semiconductor equipment companies may have limited product lines, markets, financial resources or personnel. Semiconductor & semiconductor equipment companies’ supply chain and operations are dependent on the availability of materials that meet exacting standards and the use of third parties to provide components and services. Semiconductor & semiconductor equipment companies may rely on a limited number of suppliers, or upon suppliers in a single location, for certain materials, equipment or tools. Finding and qualifying alternate or additional suppliers can be a lengthy process that can cause production delays or impose unforeseen costs, and such alternatives may not be available at all. Production can be disrupted by the unavailability of resources, such as water, silicon, electricity, gases and other materials. Suppliers may also increase prices or encounter cybersecurity or other issues that can disrupt production or increase production costs. The products of semiconductor & semiconductor equipment companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Capital equipment expenditures could be substantial, and equipment generally suffers from rapid obsolescence. Companies in the semiconductors & semiconductor equipment industry are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights would adversely affect the profitability of these companies.

COSTS OF BUYING AND SELLING FUND SHARES RISK [Member]
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COSTS OF BUYING AND SELLING FUND SHARES RISK. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CURRENCY RISK [Member]
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CURRENCY RISK. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the Fund’s portfolio. The Fund’s net asset value could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.

CYBER SECURITY RISK [Member]
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Cyber security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEPOSITARY RECEIPTS RISK. [Member]
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DEPOSITARY RECEIPTS RISK. Depositary receipts represent equity interests in a foreign company that trade on a local stock exchange. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK [Member]
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EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

EUROPE RISK [Member]
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EUROPE RISK. The Fund may have exposure to securities of European issuers. Securities of European issuers may be adversely affected by economic, political, regulatory or social developments in Europe, including changes in trade policy, sanctions, energy prices, currency rates, interest rates, fiscal conditions, market fragmentation and tensions among European countries or between European countries and other jurisdictions.

FOREIGN SECURITIES RISK [Member]
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FOREIGN SECURITIES RISK. The Fund may invest in securities of non-U.S. issuers. Investments in foreign securities may involve risks not typically associated with U.S. issuers, including different accounting, auditing, financial reporting, corporate governance, regulatory and market practices, less publicly available information, less liquid markets, different settlement practices, foreign taxes, exchange controls, political or social instability and restrictions on the repatriation of capital. Foreign markets may be closed at times when the Fund is open for business, and developments in foreign markets or currencies may affect the value of the Fund’s investments and the Fund’s NAV.

INDEX PROVIDER RISK [Member]
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INDEX PROVIDER RISK. There is no assurance that the Index Provider, or any of its agents, will compile the Index accurately, or that the Index will be constructed, maintained, compiled, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Index Provider and its agents do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and do not guarantee that the Index will be calculated in accordance with its stated methodology. The Adviser’s mandate as described in this prospectus is to manage the Fund consistently with the Index provided by the Index Provider. The Adviser relies upon the Index Provider and its agents to accurately construct, maintain, compile, reconstitute, rebalance, compose, calculate and disseminate the Index accurately. Therefore, losses or costs associated with any Index Provider or agent errors generally will be borne by the Fund and its shareholders. To correct any such error, the Index Provider or its agents may carry out an unscheduled rebalance of the Index or other modification of Index constituents or weightings. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances also expose the Fund to additional tracking error risk. Errors with respect to the quality, accuracy and completeness of the data used to compile the Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the Index is less commonly used as a benchmark by funds or advisers. For example, during a period where the Index contains incorrect constituents, tracking the Index would have market exposure to such constituents and would be underexposed to the Index’s other constituents. Such errors may negatively impact the Fund and its shareholders. The Index Provider and its agents rely on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. None of the Fund or Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers. Unusual market conditions or issuer-specific events may cause the Index Provider to postpone a scheduled rebalance, exclude or substitute a security in the Index or undertake other measures which could cause the Index to vary from its normal or expected composition. The postponement of a scheduled rebalance in a time of market volatility could mean that constituents that would otherwise be removed at rebalance due to changes in market capitalizations, issuer credit ratings, or other reasons may remain, causing the performance and constituents of the Index to vary from those expected under normal conditions. Aside from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Index due to unusual market conditions or in order, for example, to correct an error in the selection of Index constituents.

LARGE CAPITALIZATION COMPANIES RISK [Member]
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LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LIQUIDITY RISK [Member]
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LIQUIDITY RISK. Some investments held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK [Member]
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market maker Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK [Member]
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Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

NEW FUND RISK [Member]
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NEW FUND RISK. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

NEW INDEX RISK [Member]
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NEW INDEX RISK. To the extent the Index has limited performance history, no assurance can be given that the Index methodology will result in the Fund achieving its investment objective. The Index may not perform as intended, and errors in Index construction, data, calculation or dissemination could adversely affect the Fund.

NON-CORRELATION RISK [Member]
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NON-CORRELATION RISK. The Fund’s return may not match the return of the Index for a number of reasons. The Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund’s portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund’s portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. Additionally, in order to comply with its investment strategies and policies, the Fund portfolio may deviate from the composition of the Index. Accordingly, the Fund’s return may underperform the return of the Index.

OPERATIONAL RISK [Member]
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OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK [Member]
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PASSIVE INVESTMENT RISK. The Fund is not actively managed. The Fund invests in securities included in or representative of the Index regardless of investment merit. The Fund generally will not attempt to take defensive positions in declining markets. In the event that the Index is no longer calculated, the Index license is terminated or the identity or character of the Index is materially changed, the Fund will seek to engage a replacement index.

PREMIUM/DISCOUNT RISK [Member]
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PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

TRADING ISSUES RISK [Member]
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TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

VOLATILITY RISK [Member]
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VOLATILITY RISK. Volatility is the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. The Fund may invest in securities that exhibit more volatility than the market as a whole. Such exposures could cause the Fund’s net asset value to experience significant increases or declines in value over short periods of time.

Risk Lose Money [Member]
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Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured [Member]
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Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
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NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.